Schedule of Lease Rental Income (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Lessor Lease Description [Line Items]
Lease rental income - operating leases	$ 161,530	$ 162,544	$ 484,555	$ 468,459
Interest income on net investment in finance leases	26,842	23,854	81,402	56,901
Interest income on container leaseback financing receivable	12,216	5,304	29,968	16,083
Variable lease revenue	4,564	4,128	11,177	11,065
Total lease rental income	205,152	195,830	607,102	552,508
Owned Fleet
Lessor Lease Description [Line Items]
Lease rental income - operating leases	149,729	149,751	448,053	426,559
Interest income on net investment in finance leases	26,842	23,854	81,402	56,901
Interest income on container leaseback financing receivable	12,216	5,304	29,968	16,083
Variable lease revenue	4,043	3,746	10,038	9,983
Total lease rental income	192,830	182,655	569,461	509,526
Managed Fleet
Lessor Lease Description [Line Items]
Lease rental income - operating leases	11,801	12,793	36,502	41,900
Variable lease revenue	521	382	1,139	1,082
Total lease rental income	$ 12,322	$ 13,175	$ 37,641	$ 42,982